TAXATION (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 01, 2008	May 31, 2016	Apr. 30, 2016	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Taxation
Unrecognized tax benefits that if recognized would affect the annual effective tax rate					¥ 32,152	¥ 26,246	¥ 34,763
China
Taxation
VAT payable					10,645		2,176
Business tax payable					¥ 18,456		¥ 17,456
Income tax rate (as percent)				25.00%	25.00%	25.00%
Withholding income tax on dividends (as a percent)				10.00%
Net loss carryforward term (in years)				5 years
China | Minimum
Taxation
VAT (as a percent)		3.00%
Business tax (as a percent)			3.00%
China | Maximum
Taxation
VAT (as a percent)		6.00%
Business tax (as a percent)			5.00%
China | Schools of VIE's
Taxation
Income tax rate (as percent)	25.00%
China | Schools of VIE's | Minimum
Taxation
Income tax rate (as percent)				1.50%
China | Schools of VIE's | Maximum
Taxation
Income tax rate (as percent)				2.50%
Hong Kong
Taxation
Withholding income tax on dividends (as a percent)				5.00%
Hong Kong | Tax rate for the first HK$ 2,000 of assessable profits
Taxation
Assessable profits to calculate tax rate | $				$ 2,000
Income tax rate (as percent)				8.25%
Hong Kong | Tax rate for profits exceeding HK$ 2,000
Taxation
Assessable profits to calculate tax rate | $				$ 2,000
Income tax rate (as percent)				16.50%
Taiwan
Taxation
Income tax rate (as percent)				17.00%
Net loss carryforward term (in years)				10 years
U.S.
Taxation
Net loss carryforward term (in years)				20 years